Unaudited Consolidated Statements of Stockholders Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]
Balance as of, Value at Dec. 31, 2010	$ 362,142	$ 6	$ 519,971	$ (82,895)	$ (74,940)
Balance as of, Shares at Dec. 31, 2010		60,300,000
Net income	44,119				44,119
Dividends	(30,150)				(30,150)
Other comprehensive income/ (loss)	(7,090)			(7,090)
Balance as of, value at Jun. 30, 2011	369,021	6	519,971	(89,985)	(60,971)
Balance as of, shares at Jun. 30, 2011		60,300,000
Balance as of, Value at Dec. 31, 2011	329,986	6	519,971	(141,137)	(48,854)
Balance as of, Shares at Dec. 31, 2011		60,300,000
Net income	45,681				45,681
Dividends	(34,587)				(34,587)
Other comprehensive income/ (loss)	(12,612)			(12,612)
Follow-on offering proceeds, net, value	100,584	1	100,583
Follow-on offering proceeds, net, shares		7,500,000
Balance as of, value at Jun. 30, 2012	$ 429,052	$ 7	$ 620,554	$ (153,749)	$ (37,760)
Balance as of, shares at Jun. 30, 2012		67,800,000